iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Energy Equipment & Services  —  10 .0%
Baker Hughes Co. , Class A .................. 671,073 $ 37,606,931
Halliburton Co. .......................... 557,542 18,688,808
NOV, Inc. .............................. 241,012 4,422,570
SLB Ltd. ............................... 1,055,050 51,043,319
TechnipFMC PLC ........................ 266,255 14,835,729
Weatherford International PLC ................ 46,764 4,399,557
130,996,914
a
Oil, Gas & Consumable Fuels  —  88 .5%
Antero Midstream Corp. .................... 222,287 4,183,441
Antero Resources Corp.
(a)
................... 192,307 6,994,206
APA Corp. ............................. 233,058 6,155,062
Cheniere Energy, Inc. ...................... 141,553 29,941,291
Chevron Corp. ........................... 1,241,704 219,657,438
Chord Energy Corp. ....................... 38,124 3,821,550
ConocoPhillips .......................... 809,242 84,347,294
Coterra Energy, Inc. ....................... 501,148 14,458,120
Devon Energy Corp. ....................... 407,631 16,390,842
Diamondback Energy, Inc. ................... 124,694 20,443,581
DT Midstream, Inc. ........................ 67,433 8,497,907
EOG Resources, Inc. ...................... 385,372 43,211,762
EQT Corp. ............................. 412,876 23,835,331
Expand Energy Corp. ...................... 151,063 16,980,992
Exxon Mobil Corp. ........................ 2,228,050 315,046,270
HF Sinclair Corp. ......................... 103,602 5,386,268
Kinder Morgan, Inc. ....................... 1,335,892 40,731,347
Marathon Petroleum Corp. .................. 212,993 37,527,237
Matador Resources Co. .................... 77,376 3,500,490
Occidental Petroleum Corp. .................. 468,525 21,266,350
ONEOK, Inc. ............................ 420,123 33,269,540
Ovintiv, Inc. ............................. 170,287 7,402,376
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 472,041 $ 7,614,021
Phillips 66 .............................. 282,076 40,494,830
Range Resources Corp. .................... 156,829 5,935,978
Targa Resources Corp. ..................... 141,103 28,358,881
Texas Pacific Land Corp. .................... 38,321 13,349,504
Valero Energy Corp. ....................... 210,045 38,108,464
Viper Energy, Inc. , Class A .................. 112,122 4,747,245
Williams Companies, Inc. (The) ............... 880,466 59,220,143
1,160,877,761
a
Semiconductors & Semiconductor Equipment  —  1 .4%
Enphase Energy, Inc.
(a)
..................... 84,634 3,129,765
First Solar, Inc.
(a)
......................... 67,433 15,207,490
18,337,255
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,044,673,687 ) ............................... 1,310,211,930
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 948,999 948,999
a
Total Short-Term Securities — 0.1%
(Cost: $ 948,999 ) ................................... 948,999
Total Investments — 100.0%
(Cost: $ 1,045,622,686 ) ............................... 1,311,160,929
Liabilities in Excess of Other Assets — 0 .0% ................ (68,667)
Net Assets — 100.0% ................................. $ 1,311,092,262
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 5,390,056  $ —  $ (5,390,430)
(b)
$ 384  $ (10) $ —  —  $ 6,642
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,689,529  —  (740,530)
(b)
—  —  948,999  948,999  40,368  —
$ —  $ 384  $ (10)
$ 948,999
$ 47,010  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 6 03/20/26 $ 644 $ 53,009
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,310,211,930  $ —  $ —  $ 1,310,211,930
Short-Term Securities
Money Market Funds ...................................... 948,999  —  —  948,999
$ 1,311,160,929  $ —  $ —  $ 1,311,160,929
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 53,009  $ —  $ —  $ 53,009
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.